GENERAL INFORMATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 28, 2017	Sep. 30, 2024	May 31, 2025	May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Mar. 01, 2024	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			16,997,453,768		14,412,453,768		9,238,750,958
Cash flow from operating activities			$ 3,321,185	$ 3,045,831	$ 12,196,388		$ 12,951,743
Accumulated deficit			161,090,948		156,496,930	[1]	132,962,427	$ (4,175,535)
Working capital			(3,754,310)		(2,548,138)
Purchase of common stock			121,746	$ 116,046	701,565		457,060
Common stock net of discount			30,000,000		24,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock			$ 121,746		$ 576,565		$ 457,060
Common Stock [Member] | Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock		$ 30,000,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued									10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	2,450

[1]	Derived from audited information